Insurance Contract Receivables and Payables - Summary of insurance contract receivables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Insurance Contract Receivables and Payables
Insurance Contracts Receivables, Current	$ 761.3	$ 685.3
Insurance Contracts Receivables, Non-current	19.1	240.8
Insurance Contracts Receivables	780.4	926.1
Insurance premiums receivable from agents, brokers and other intermediaries
Insurance Contract Receivables and Payables
Insurance Contracts Receivables	428.8	615.9
Insurance contract receivables from third party administrators and other
Insurance Contract Receivables and Payables
Insurance Contracts Receivables	$ 351.6	$ 310.2